Earnings (Loss) Per Ordinary Share	6 Months Ended
Jun. 30, 2024
Earnings (Loss) Per Ordinary Share [Abstract]
Earnings (Loss) per Ordinary Share

Note 12 — Earnings (Loss) per Ordinary Share

The Company complies with accounting and disclosure requirements ASC Topic 260, “Earnings Per Share”, which requires earnings per share for each class of stock (ordinary shares and participating securities) to be calculated using the two-class method. The two-class method is an allocation of earnings between the holders of ordinary shares and a company’s participating security holders. Under the two-class method, earnings for the reporting period are allocated between ordinary shareholders and other security holders based on their respective participation rights in undistributed earnings. As the Company’s two classes of ordinary shares have the same dividend rights, earnings (loss) per share for each class of ordinary shares have the same results.

In accordance with ASC 260-10-45, the 3,867,481 Class B of Earnout Escrow Shares are considered contingently returnable shares and therefore are excluded from the computation of basic earnings (loss) per share for all periods presented.

For purposes of determining diluted earnings (loss) per ordinary share, basic earnings (loss) per ordinary share is further adjusted to include the effect of potential dilutive ordinary shares outstanding during the period. Potential ordinary shares consist of the incremental ordinary shares upon exercise of warrants using the treasury stock method and upon conversion of convertible debt using the if-converted method.

For the six months ended June 30, 2024 and 2023, the following potential dilutive securities denominated in ordinary shares equivalents were excluded for the periods they were outstanding from the computation of diluted earnings (loss) per share because to do so would have been antidilutive. As a result, diluted earnings (loss) per ordinary share is the same as basic earnings (loss) per ordinary share for all periods presented.

	Six Months Ended June 30,
	2024	2023
SPAC Warrants	17,795,000	17,795,000
August 2020 PIPE Warrants	—	729,167
February 2021 Warrants	3,815,929,150	38,800,000
December 2021 Warrants	252,844,550	2,285,715
May 2022 Convertible Debenture	—	2,800,000
August 2022 and December 2022 Convertible Debentures	—	5,200,000
September 2023 Convertible Debenture	2,000,000	—
Series H Warrant	657,900	—
January 2024 Convertible Debenture	800,000	—
Series I Warrant	442,500	—

Subsequently, an aggregate of approximately 944.0 million Class A ordinary shares and 39.0 million Class B ordinary shares were issued. See Note 10 Stock-Based Compensation and 14 Subsequent Events for details.